UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94707


File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  President
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  February 9, 2000

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 84

Form 13F Information Table Value Total: 853543

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corp.             COM              00163T109    40340 2023345.000SH     SOLE              1840495.000        182850.000
                                                               809 40600.000SH       DEFINED             40600.000
Alexandria Real Estate Equitie COM              015271109    32787 1030625.000SH     SOLE               893275.000        137350.000
Arden Realty Trust             COM              039793104     8601 428700.000SH      SOLE               364350.000         64350.000
                                                              1647 82100.000SH       DEFINED                               82100.000
AvalonBay Communities, Inc.    COM              053484101    55572 1604975.000SH     SOLE              1397445.000        207530.000
                                                               571 16500.000SH       DEFINED             16500.000
Bedford Property Investors, In COM              076446301    10665 625050.000SH      SOLE               525200.000         99850.000
Boston Properties, Inc.        COM              101121101    17321 556500.000SH      SOLE               486300.000         70200.000
                                                               373 12000.000SH       DEFINED             12000.000
Brandywine Realty Trust        COM              105368203    19076 1164950.000SH     SOLE               974850.000        190100.000
Cabot Industrial Trust         COM              127072106      713 38800.000SH       SOLE                34000.000          4800.000
Camden Property Trust          COM              133131102    35752 1288369.000SH     SOLE              1107306.000        181063.000
                                                               658 23700.000SH       DEFINED              4400.000         19300.000
Catellus Development Corporati COM              149111106     9140 713400.000SH      SOLE               615000.000         98400.000
                                                               297 23200.000SH       DEFINED             23200.000
Cornerstone Properties, Inc.   COM              21922H103    30391 2078000.000SH     SOLE              1824850.000        253150.000
                                                               877 60000.000SH       DEFINED             60000.000
Developers Diversified Realty  COM              251591103    15688 1218500.000SH     SOLE              1025900.000        192600.000
                                                               855 66400.000SH       DEFINED                               66400.000
Duke-Weeks Realty Corporation  COM              264411505    12870 660000.000SH      SOLE               554800.000        105200.000
Entertainment Properties Trust COM              29380T105     4705 356800.000SH      SOLE               352050.000          4750.000
Equity Office Properties Trust COM              294741103    41652 1691463.000SH     SOLE              1422663.000        268800.000
                                                             14543 590595.000SH      DEFINED                              590595.000
Equity Residential Properties  COM              29476L107    35046 820984.000SH      SOLE               700097.000        120887.000
Essex Property Trust, Inc.     COM              297178105    26661 784150.000SH      SOLE               669850.000        114300.000
Federal Realty Investment Trus COM              313747206    10961 582625.000SH      SOLE               491025.000         91600.000
Gables Residential Trust       COM              362418105    12406 516900.000SH      SOLE               437050.000         79850.000
                                                               242 10100.000SH       DEFINED              2600.000          7500.000
General Growth Properties      COM              370021107     6994 249800.000SH      SOLE               225300.000         24500.000
Glenborough Realty Trust       COM              37803P105     2571 192200.000SH      SOLE               162150.000         30050.000
Highwoods Properties, Inc.     COM              431284108    10549 446500.000SH      SOLE               361200.000         85300.000
                                                               187 7900.000 SH       DEFINED              7900.000
Home Properties of New York    COM              437306103     1723 62800.000SH       SOLE                62000.000           800.000
Host Marriott Corporation      COM              44107P104    16059 1946575.000SH     SOLE              1628175.000        318400.000
Liberty Property Trust         COM              531172104    31819 1285600.000SH     SOLE              1142500.000        143100.000
                                                              1856 75000.000SH       DEFINED                               75000.000
Macerich Company               COM              554382101    32467 1560000.000SH     SOLE              1366000.000        194000.000
                                                               112 5400.000 SH       DEFINED              5400.000
Mack-Cali Realty Corporation   COM              554489104    31602 1212550.000SH     SOLE              1049050.000        163500.000
                                                              5659 217124.000SH      DEFINED                              217124.000
Philips International Realty   COM              718333107     3914 238100.000SH      SOLE               195650.000         42450.000
Post Properties, Inc.          COM              737464107    38529 1007300.000SH     SOLE               882600.000        124700.000
                                                              1190 31100.000SH       DEFINED             31100.000
Prentiss Property Trust        COM              740706106    10742 502563.000SH      SOLE               502563.000
                                                               872 40800.000SH       DEFINED                               40800.000
Reckson Associates Class B     COM              75621K304      648 28500.000SH       DEFINED             28500.000
Reckson Associates Realty      COM              75621K106    20623 1006000.000SH     SOLE               857200.000        148800.000
SL Green Realty Corp           COM              78440X101    24034 1105000.000SH     SOLE               976400.000        128600.000
                                                               435 20000.000SH       DEFINED             20000.000
Security Capital Group-B       COM              81413P204    23873 1909854.500SH     DEFINED                              1909854.50
Simon Property Group, Inc.     COM              828806109    18308 798180.000SH      SOLE               654030.000        144150.000
                                                               523 22800.000SH       DEFINED             22800.000
Spieker Properties, Inc.       COM              848497103    34654 951050.000SH      SOLE               814000.000        137050.000
                                                               663 18200.000SH       DEFINED             18200.000
Starwood Hotels & Resorts Worl COM              85590A203     2059 87600.000SH       SOLE                87600.000
Trizec Hahn                    COM              896938107    15321 907900.000SH      SOLE               762700.000        145200.000
Urban Shopping Centers, Inc.   COM              917060105    25651 945650.000SH      SOLE               807550.000        138100.000
Vornado Realty Trust           COM              929042109     7429 228600.000SH      SOLE               201750.000         26850.000
Wyndham International, Inc.    COM              983101106     3178 1081799.000SH     SOLE               922299.000        159500.000
AMB PPTYS PFD SER A 8.5%       PFD              00163T208     2265 114309.00SH       SOLE                                  114309.00
ARCHSTONE COMMUN PFD SER C 8.6 PFD              039581400     1892 95800.00 SH       SOLE                                   95800.00
AVALONBAY COMMUN PFD SER D 8%  PFD              053484309      188 10400.00 SH       SOLE                                   10400.00
AVALONBAY COMMUN PFD SER F 9%  PFD              053484507     2147 106700.00SH       SOLE                                  106700.00
Alexandria RE Eq., Inc. PFD SE PFD              015271208     3975 200000.00SH       SOLE                                  200000.00
CENTERPOINT PPTYS PFD SER A 8. PFD              151895208     1863 100700.00SH       SOLE                                  100700.00
DEVELOPERS DIVERS RLTY PFD DP  PFD              251591301      320 15900.00 SH       SOLE                                   15900.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591509      434 22000.00 SH       SOLE                                   22000.00
DEVELOPERS DIVERS RLTY PFD SER PFD              251591608     2243 131000.00SH       SOLE                                  131000.00
EQUITY OFFICE PPTYS PFD SER A  PFD              294741202      757 36035.00 SH       SOLE                                   36035.00
EQUITY OFFICE PPTYS PFD SER C  PFD              294741608     3434 167500.00SH       SOLE                                  167500.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L305     2890 138440.00SH       SOLE                                  138440.00
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L503      217 10000.00 SH       SOLE                                   10000.00
FEDERAL REALTY PFD SER A 7.95% PFD              313747404      258 15000.00 SH       SOLE                                   15000.00
GABLES RESIDENTIAL PFD SER A 8 PFD              362418204     1184 64660.00 SH       SOLE                                   64660.00
POST PROPERTIES PFD SER A 8.5% PFD              737464206     2791 72500.00 SH       SOLE                                   72500.00
PROLOGIS TRUST PFD SER A 9.40% PFD              743410201     1188 59400.00 SH       SOLE                                   59400.00
PROLOGIS TRUST PFD SER D 7.92% PFD              743410508     1496 82000.00 SH       SOLE                                   82000.00
SIMON PPTYS PFD SER B 8.75%    PFD              78462M207     2183 107822.00SH       SOLE                                  107822.00
SPIEKER PPTYS PFD SER C 7.875% PFD              848497301      603 33600.00 SH       SOLE                                   33600.00
SPIEKER PPTYS PFD SER E 8%     PFD              848497400     1955 107100.00SH       SOLE                                  107100.00
TAUBMAN CENTERS PFD SER A 8.3% PFD              876664202      693 45800.00 SH       SOLE                                   45800.00
Vornado Realty Trust PFD Ser B PFD              929042307      344 18000.00 SH       SOLE                                   18000.00
Vornado Realty Trust PFD Ser C PFD              929042406     2755 145000.00SH       SOLE                                  145000.00